Revenue Recognition	12 Months Ended
Dec. 31, 2020
Revenue From Contract With Customer [Abstract]
Revenue Recognition

NOTE 26 – REVENUE RECOGNITION

The Company accounts for revenues from contracts with customers under ASC 606, Revenue from Contracts with Customers.  Revenue associated with financial instruments, including revenue from loans and securities are outside the scope of the new standard and accounted for under existing GAAP.  In addition, certain noninterest income streams such as fees associated with mortgage servicing rights, financial guarantees, derivatives and certain credit card fees are also not in scope of the new guidance.  Noninterest revenue streams in-scope of ASC 606 are discussed below.

Service Charges

Service charges consist of account analysis fees (i.e., net fees earned on analyzed business and public checking accounts), monthly service fees, and other deposit account related fees. The Company’s performance obligation for account analysis fees and monthly service fees is generally satisfied, and the related revenue recognized, over the period in which the service is provided. Other deposit account related fees are largely transactional based, and therefore, the Company’s performance obligation is satisfied, and related revenue recognized, at a point in time. Payment for service charges on deposit accounts is primarily received immediately or in the following month through a direct charge to customers’ accounts.

ATM/Interchange Fees

Fees, exchange, and other service charges are primarily comprised of debit and credit card income, ATM fees and other service charges. Debit and credit card income is primarily comprised of interchange fees earned whenever the Company’s debit and credit cards are processed through card payment networks such as Mastercard. ATM fees are primarily generated when a Company cardholder uses a non-Company ATM or a non-Company cardholder uses a Company ATM. The Company’s performance obligation for fees, exchange, and other service charges are largely satisfied, and related revenue recognized, when the services are rendered or upon completion. Payment is typically received immediately or in the following month.

Wealth Management Fees

Wealth management fees are primarily comprised of fees earned from the management and administration of trusts and other customer assets. The Company’s performance obligation is generally satisfied over time and the resulting fees are recognized monthly, based upon the month-end market value of the assets under management and the applicable fee rate. Payment is generally received in the following month through a direct charge to customers’ accounts. The Company does not earn performance-based incentives. The Company’s performance obligation for these transactional-based services is generally satisfied, and related revenue recognized, at a point in time (i.e., as incurred). Payment is received shortly after services are rendered.

Tax Refund Processing Fees

The Company facilitates the payment of federal and state income tax refunds in partnership with a third-party vendor. Refund Transfers (“RTs”) are fee-based products whereby a tax refund is issued to the taxpayer after the Company has received the refund from the federal or state government. As part of this agreement the Company earns fee income, the majority of which is received in the first quarter of the year. The Company’s fee income revenue is recognized based on the estimated percent of business completed by each date.

NOTE 26 – REVENUE RECOGNITION (Continued)

Other

Other noninterest income consists of other recurring revenue streams such as check order fees, wire transfer fees, safety deposit box rental fees, item processing fees and other miscellaneous revenue streams. Check order income mainly represents fees charged to customers for checks. Wire transfer fees represent revenue from processing wire transfers. Safe deposit box rental fees are charged to the customer on an annual basis and recognized upon receipt of payment. The Company determined that since rentals and renewals occur fairly consistently over time, revenue is recognized on a basis consistent with the duration of the performance obligation.  Item processing fee income represents fees charged to other financial institutions for processing their transactions. Payment is typically received in the following month.

The following presents noninterest income, segregated by revenue streams in-scope and out-of-scope of Topic 606, for the years ended December 31, 2020, 2019 and 2018.

	For the years ended December 31,
	2020	2019	2018
Noninterest Income
In-scope of Topic 606:
Service charges	$5,288	$6,395	$5,208
ATM/Interchange fees	4,472	4,056	2,794
Wealth management fees	3,981	3,670	3,669
Tax refund processing fees	2,375	2,750	2,750
Other	831	911	892
Noninterest Income (in-scope of Topic 606)	16,947	17,782	15,313
Noninterest Income (out-of-scope of Topic 606)	11,235	4,661	2,818
Total Noninterest Income	$28,182	$22,443	$18,131